Cash Flow Adjustments and Changes in Working Capital (Tables)	12 Months Ended
Jun. 30, 2020
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2020 £’000	2019 £’000	2018 £’000
Depreciation, amortisation and impairment of non-financial assets	£18,725	£7,900	£6,269
Foreign exchange (gain) / loss	(2,162)	(2,224)	354
Interest income	(499)	(476)	(35)
Fair value movement of financial liabilities	49	5,954	229
Interest expense	1,893	343	573
Gain on disposal of non-current assets	(11)	(23)	(5)
Share-based compensation expense	15,663	12,022	1,505
Hyperinflation effect gain	(26)	(9)	—
Research and development tax credit	(1,600)	(1,278)	(1,008)
Gain on sale of subsidiary	(2,215)	—	—
Gain on sublease recognition	(472)	—	—
Gain on right of use assets disposals	(23)	—	—
Fair value movement of financial assets	(30)	—	—
Grant income	(670)	(819)	(1,633)
Total adjustments	£28,622	£21,390	£6,249

Net changes in working capital	2020 £’000	2019 £’000	2018 £’000
Increase in trade and other receivables	£(14,120)	£(16,343)	£(6,384)
Increase in trade and other payables	6,361	4,827	13,223
Net changes in working capital	£(7,759)	£(11,516)	£6,839

Schedule of non-cash changes arising from financing activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2018	29,465	26,462	(36,768)	605	—	19,764
2019	19,764	3,500	(23,547)	304	—	21
2020	21	—	(21)	—	—	—

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2018	664	148	(1,633)	5	—	(816)
2019	(816)	1,786	(819)	(24)	—	127
2020	127	888	(670)	(14)	—	331